Derivatives - Summary Of Amounts Related To Items Designated As Hedging Instruments (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) EUR (€) USD ($)	Dec. 31, 2023 KRW (₩) EUR (€) USD ($)
Disclosure of detailed information about hedging instruments [line items]
Description of line item in statement of financial position where the hedging instrument is located	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	870,000,000	270,000,000
Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	100,000,000	100,000,000
Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | €	194,780,000	194,780,000
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	2,675,000,000	2,975,000,000
Carrying amounts of the hedging instrument, assets	₩ 10,102	₩ 698
Carrying amounts of the hedging instrument, liabilities	₩ 102,635	₩ 135,263
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 5,265	₩ 55,651
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	155,000	260,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	140,000	140,000
Carrying amounts of the hedging instrument, assets	₩ 0	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 180	₩ 512
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 211	₩ (2,433)
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	870,000,000	270,000,000
Carrying amounts of the hedging instrument, assets	₩ 104,320	₩ 7,356
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 17,232
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 110,714	₩ (913)
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	100,000,000	100,000,000
Carrying amounts of the hedging instrument, assets	₩ 29,861	₩ 10,956
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 18,623	₩ (5,644)
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | €	194,780,000	194,780,000
Carrying amounts of the hedging instrument, assets	₩ 30,908	₩ 7,698
Carrying amounts of the hedging instrument, liabilities	₩ 0	₩ 0
Description of line item in statement of financial position where the hedging instrument is located	Derivative assets (designated for hedging)	Derivative assets (designated for hedging)
Changing in fair value used for calculating hedge ineffectiveness	₩ 22,512	₩ 19,063
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument | $	863,959,317	863,959,317
Carrying amounts of the hedging instrument, assets	₩ 0	₩ 0
Carrying amounts of the hedging instrument, liabilities	₩ 1,270,020	₩ 1,113,989
Description of line item in statement of financial position where the hedging instrument is located	Foreign currency denominated debentures	Foreign currency bond
Changing in fair value used for calculating hedge ineffectiveness	₩ (156,015)	₩ (19,088)